Commitments and Contingencies - Schedule of Rent Expense (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Successor [Member]
Rent expense		$ 507		$ 586
Predecessor [Member]
Rent expense	$ 394		$ 509		$ 963